FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and balances at central banks	£ 72,005	£ 54,279	£ 49,888
Items in the course of collection from banks	229	147
Financial assets at fair value through profit or loss	1,371	1,798
Derivative financial instruments	3,857	5,511
Loans and advances to banks	8,363	4,478
Loans and advances to customers	435,627	430,829
Reverse repurchase agreements	39,259	49,708
Debt securities	7,331	4,562
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
Financial assets at amortised cost	491,396	490,316
Financial assets at fair value through other comprehensive income	22,846	27,786
Total financial assets	591,704	579,837
Financial liabilities
Deposits from banks	4,658	3,363
Customer deposits	446,172	449,373
Repurchase agreements at amortised cost	48,590	30,106
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Items in the course of transmission to banks	357	308
Financial liabilities at fair value through profit or loss	5,159	6,537
Derivative financial instruments	5,891	4,643
Notes in circulation	1,280	1,321
Debt securities in issue	49,056	48,724
Other	1,260	1,411
Subordinated liabilities	6,593	8,658	£ 9,242
Total financial liabilities	571,555	555,934
Derivatives designated as hedging instruments £m
Financial assets
Derivative financial instruments	19	55
Total financial assets	19	55
Financial liabilities
Derivative financial instruments	506	315
Total financial liabilities	506	315
Held for trading £m | Mandatorily held at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		0
Derivative financial instruments	3,838	5,456
Total financial assets	3,838	5,456
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Derivative financial instruments	5,385	4,328
Total financial liabilities	5,385	4,328
Other £m | Mandatorily held at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,371	1,798
Total financial assets	1,371	1,798
Designated at fair value through profit or loss £m
Financial liabilities
Financial liabilities at fair value through profit or loss	5,159	6,537
Total financial liabilities	5,159	6,537
At fair value through other comprehensive income £m
Financial assets
Financial assets at fair value through other comprehensive income	22,846	27,786
Total financial assets	22,846	27,786
Held at amortised cost £m
Financial assets
Cash and balances at central banks	72,005	54,279
Items in the course of collection from banks	229	147
Loans and advances to banks	8,363	4,478
Loans and advances to customers	435,627	430,829
Reverse repurchase agreements	39,259	49,708
Debt securities	7,331	4,562
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
Financial assets at amortised cost	491,396	490,316
Total financial assets	563,630	544,742
Financial liabilities
Deposits from banks	4,658	3,363
Customer deposits	446,172	449,373
Repurchase agreements at amortised cost	48,590	30,106
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Items in the course of transmission to banks	357	308
Notes in circulation	1,280	1,321
Debt securities in issue	49,056	48,724
Other	1,260	1,411
Subordinated liabilities	6,593	8,658
Total financial liabilities	£ 560,505	£ 544,754